Notes to the Consolidated Statements of Operations - Selling and distribution expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes to the Consolidated Statements of Operations
Amortization and depreciation			€ (9,993)	€ (11,489)
Selling and distribution expenses | Operative expenses
Notes to the Consolidated Statements of Operations
Personnel	€ (926)	€ (1,314)	(1,776)	(2,030)
Amortization and depreciation	(1)	(6)	(1)	(6)
Other	(75)	(88)	(180)	(196)
Total	€ (1,002)	€ (1,408)	€ (1,957)	€ (2,232)